26. EMPLOYEE BENEFITS (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 4
Cost of current service		R$ 1,285	R$ 1,244	R$ 1,807
Interest cost		322,359	311,361	293,533
Expected return on plan assets		(360,013)	(345,521)	(322,460)
Interest on the asset ceiling effect		26,843	22,189	18,422
Total	[1]	(9,526)	(10,727)	(8,698)
Total unrecognized costs (income)	[1]	6	7	4
Total (income) recognized in the income statement		(9,532)	(10,734)	(8,702)
Total (income), net	[1]	R$ (9,526)	R$ (10,727)	R$ (8,698)

[1]	Effect of the limit of IAS 19 Employee Benefits.